Report of Directors Corporate Governance - Non-executive directors' fees and benefits (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 USD ($)
Disclosure of transactions between related parties [line items]
Travel allowance	£ 4,000
Total non-executive directors
Disclosure of transactions between related parties [line items]
Fees	4,805,000	$ 5,972	£ 4,454,000	$ 5,536
Benefits	115,000	143	190,000	236
Total	£ 4,920,000	$ 6,115	4,644,000	$ 5,772
Tax rate	4700.00%	4700.00%
Geraldine Buckingham
Disclosure of transactions between related parties [line items]
Fees	£ 244,000		155,000
Benefits	5,000		0
Total	249,000		155,000
Rachel Duan
Disclosure of transactions between related parties [line items]
Fees	244,000		225,000
Benefits	0		5,000
Total	244,000		230,000
Dame Carolyn Fairbairn
Disclosure of transactions between related parties [line items]
Fees	279,000		265,000
Benefits	0		1,000
Total	279,000		266,000
James Forese
Disclosure of transactions between related parties [line items]
Fees	759,000		689,000
Benefits	1,000		0
Total	760,000		689,000
Fees paid for additional positions held	443,000		447,000
Ann Godbehere
Disclosure of transactions between related parties [line items]
Fees	68,000		0
Benefits	0		0
Total	68,000		0
Steven Guggenheimer
Disclosure of transactions between related parties [line items]
Fees	264,000		262,000
Benefits	1,000		10,000
Total	265,000		272,000
José Antonio Meade Kuribreña
Disclosure of transactions between related parties [line items]
Fees	244,000		242,000
Benefits	4,000		14,000
Total	248,000		256,000
Kalpana Morparia
Disclosure of transactions between related parties [line items]
Fees	170,000		0
Benefits	0		0
Total	170,000		0
Eileen Murray
Disclosure of transactions between related parties [line items]
Fees	290,000		262,000
Benefits	3,000		0
Total	293,000		262,000
Brendan Nelson
Disclosure of transactions between related parties [line items]
Fees	81,000		0
Benefits	12,000		0
Total	93,000		0
David Nish
Disclosure of transactions between related parties [line items]
Fees	479,000		477,000
Benefits	19,000		22,000
Total	498,000		499,000
Jackson Tai
Disclosure of transactions between related parties [line items]
Fees	132,000		377,000
Benefits	19,000		25,000
Total	151,000		402,000
Swee Lian Teo
Disclosure of transactions between related parties [line items]
Fees	51,000		0
Benefits	0		0
Total	51,000		0
Mark Tucker
Disclosure of transactions between related parties [line items]
Fees	1,500,000		1,500,000
Benefits	51,000		113,000
Total	£ 1,551,000		£ 1,613,000